UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06728

Name of Fund: BlackRock MuniYield Quality Fund II, Inc. (MQT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield Quality Fund II, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2013

Date of reporting period: 01/31/2013

Item 1	–	Schedule of Investments

Schedule of Investments January 31, 2013 (Unaudited)	BlackRock MuniYield Quality Fund II, Inc. (MQT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama – 0.8%
Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC),
6.00%, 6/01/39	$650	$760,416
County of Jefferson Alabama, RB, Series A,
4.75%, 1/01/25	2,000	1,910,440

		2,670,856

Alaska – 0.5%
Alaska Housing Finance Corp., Refunding RB, Series A,
4.13%, 12/01/37	580	597,093
Alaska Industrial Development & Export Authority, RB, Providence Health Services, Series A,
5.50%, 10/01/41	850	996,905

		1,593,998

Arizona – 1.1%
Greater Arizona Development Authority, RB, Series B (NPFGC),
5.00%, 8/01/35	1,100	1,183,941
State of Arizona, COP, Department of Administration, Series A (AGM):
5.00%, 10/01/27	1,300	1,486,797
5.00%, 10/01/29	925	1,051,558

		3,722,296

California – 17.8%
Alameda Corridor Transportation Authority, Refunding RB, CAB, Subordinate Lien, Series A (AMBAC),
5.45%, 10/01/25	7,150	7,988,766
Cabrillo Community College District, GO, CAB, Election of 2004, Series B (NPFGC)(a):
4.86%, 8/01/37	2,100	647,724
4.89%, 8/01/38	4,800	1,399,920
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	500	576,235
Sutter Health, Series B, 5.88%, 8/15/31	1,000	1,211,450
California State University, RB, Systemwide, Series A:
5.25%, 11/01/38	3,000	3,389,250
5.50%, 11/01/39	1,000	1,143,300
California Statewide Communities Development Authority, RB,
5.00%, 4/01/42	1,290	1,448,089
City of San Jose California, Refunding ARB, Series A-1, AMT,
5.75%, 3/01/34	700	812,168
Coast Community College District California, GO, CAB, Election of 2002, Series C (AGM),
0.00%, 8/01/13(b)	1,800	1,853,028
East Side Union High School District, GO, CAB (AGM),
4.97%, 8/01/29(a)	15,000	6,675,150
El Monte Union High School District California, GO, Election of 2002, Series C (AGM),
5.25%, 6/01/28	4,000	4,526,680
Fairfield-Suisun Unified School District California, GO, Election of 2002 (NPFGC),
5.50%, 8/01/14(c)	2,770	2,982,570
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM),
5.00%, 8/01/32	2,200	2,515,898
Metropolitan Water District of Southern California, RB, Series B-1 (NPFGC)(c):
5.00%, 10/01/13	2,255	2,326,912
5.00%, 10/01/13	1,340	1,382,733
Monterey Peninsula Community College District, GO, CAB, Series C (AGM),
4.79%, 8/01/28(a)	11,975	5,750,155
Orange County Sanitation District, COP (NPFGC),
5.00%, 8/01/13(c)	2,300	2,354,878
San Diego County Water Authority, COP, Refunding, Series 2008-A (AGM),
5.00%, 5/01/38	2,015	2,247,491
San Diego Unified School District California, GO, CAB, Election of 2008, Series C,
4.73%, 7/01/38(a)	1,400	426,454
San Diego Unified School District California, GO, Refunding, CAB, Series R-1,
4.20%, 7/01/31(a)	1,110	516,272
San Joaquin County Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A,
6.00%, 3/01/36	575	717,635
San Marcos Unified School District, GO, Election of 2010, Series A:
5.00%, 8/01/34	600	682,692
5.00%, 8/01/38	490	551,691
State of California, GO, Various Purpose,
5.00%, 4/01/42	1,500	1,700,220
State of California, GO, Refunding,
5.00%, 10/01/41	900	1,015,191
Ventura County Community College District, GO, Election of 2002, Series B (NPFGC),
5.00%, 8/01/30	675	738,301
Yosemite Community College District, GO, CAB, Election of 2004, Series D(a):
4.77%, 8/01/36	2,000	660,280
4.78%, 8/01/37	2,790	876,981

		59,118,114

Colorado – 0.9%
E-470 Public Highway Authority Colorado, Refunding RB, CAB, Series B (NPFGC),
5.39%, 9/01/32(a)	5,500	1,940,785

BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JANUARY 31, 2013	1

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Colorado (concluded)
Regional Transportation District, COP, Refunding, Series A,
5.38%, 6/01/31	$1,000	$1,142,170

		3,082,955

Florida – 12.6%
Broward County School Board Florida, COP, Series A (AGM),
5.25%, 7/01/33	1,000	1,136,310
City of Jacksonville, Refunding RB,
5.00%, 10/01/30	250	292,593
County of Duval Florida, COP, Master Lease Program (AGM),
5.00%, 7/01/33	7,875	8,792,831
County of Lee Florida, Refunding ARB, Series A, AMT:
5.63%, 10/01/26	825	966,908
5.38%, 10/01/32	1,100	1,235,971
County of Miami-Dade Florida, RB, Jackson Health System, (AGC),
5.63%, 6/01/34	900	999,657
County of Miami-Dade Florida, Refunding RB:
Miami International Airport, AMT (AGC), 5.00%, 10/01/40	10,300	10,868,560
Subordinate Special Obligation, Series B, 4.00%, 10/01/37	3,500	3,544,170
Subordinate Special Obligation, Series B, 5.00%, 10/01/37	615	689,003
Florida Ports Financing Commission, Refunding RB, State Transportation Trust Fund, Series B, AMT,
5.38%, 10/01/29	2,400	2,820,048
Highlands County Health Facilities Authority, RB, Adventist Health System/Sunbelt, Series B,
6.00%, 11/15/37	550	646,943
Hillsborough County Aviation Authority Florida, RB, Series A, AMT (AGC),
5.38%, 10/01/33	3,250	3,538,827
Sarasota County Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A,
5.63%, 7/01/39	250	277,105
South Florida Water Management District, COP (AGC),
5.00%, 10/01/22	1,800	2,042,388
Tampa-Hillsborough County Expressway Authority, Refunding RB, Series A,
5.00%, 7/01/37	3,500	3,956,960

		41,808,274

Georgia – 6.7%
Burke County Development Authority, Refunding RB, Oglethorpe Power-Vogtle Project, Series C,
5.70%, 1/01/43	1,000	1,088,280
City of Atlanta Georgia, Refunding GARB, Series B (AGM),
5.25%, 1/01/33	5,000	5,278,100
City of Atlanta Georiga, Refunding GARB, Subordinate Lien, Series C (AGM),
5.00%, 1/01/33	15,000	15,781,800

		22,148,180

Illinois – 17.5%
Chicago Illinois Board of Education, GO, Series A,
5.50%, 12/01/39	2,050	2,396,470
Chicago Illinois Board of Education, GO, Refunding, Chicago School Reform Board, Series A (NPFGC),
5.50%, 12/01/26	2,500	3,100,775
Chicago Illinois Transit Authority, RB, Sales Tax Receipts Revenue,
5.25%, 12/01/36	515	594,372
City of Chicago Illinois, GARB, Third Lien:
O’Hare International Airport, Series A, 5.75%, 1/01/39	2,000	2,355,660
O’Hare International Airport, Series B-2, AMT (AGM), 5.75%, 1/01/23	5,200	5,437,016
Series B-2, AMT (Syncora), 6.00%, 1/01/29	2,200	2,289,562
City of Chicago Illinois, GO:
CAB, City Colleges (NPFGC), 4.36%, 1/01/31(a)	8,370	3,864,680
Park District, Harbor Facilities, Series C, 5.25%, 1/01/37	4,000	4,590,440
Park District, Harbor Facilities, Series C, 5.25%, 1/01/40	500	570,420
City of Chicago Illinois, Refunding GARB, O’Hare International Airport, Third Lien, Series C-2, AMT (AGM),
5.25%, 1/01/30	2,000	2,035,960
Cook County Forest Preserve District, GO, Series C,
5.00%, 12/15/37	285	327,243
Cook County Forest Preserve District, GO, Refunding, Limited Tax Project, Series B,
5.00%, 12/15/37	250	285,963
Illinois Finance Authority, RB, Carle Foundation, Series A,
5.75%, 8/15/34	400	475,680
Illinois Finance Authority, Refunding RB, Central DuPage Health, Series B,
5.50%, 11/01/39	2,070	2,350,133

2	BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JANUARY 31, 2013

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC),
5.50%, 6/15/30	$18,175	$19,929,978
Metropolitan Pier & Exposition Authority, RB, CAB, McCormick Place Expansion Project, Series A (NPFGC),
4.65%, 12/15/36(a)	10,000	3,337,500
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, McCormick Place Expansion Project, Series B (AGM),
4.85%, 6/15/44(a)	2,980	662,663
Railsplitter Tobacco Settlement Authority, RB,
6.00%, 6/01/28	575	690,523
Regional Transportation Authority, RB, Series B (NPFGC),
5.75%, 6/01/33	2,000	2,633,300

		57,928,338

Indiana – 1.7%
Indiana Finance Authority, RB, Wastewater Utility, CWA Authority, First Lien, RB, Series A,
5.25%, 10/01/38	1,000	1,158,970
Indiana Municipal Power Agency, RB, Series B,
5.75%, 1/01/34	350	364,668
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A:
5.75%, 1/01/38	2,000	2,285,600
(AGC), 5.50%, 1/01/38	1,575	1,787,877

		5,597,115

Iowa – 3.4%
Iowa Finance Authority, RB, Series A (AGC),
5.63%, 8/15/37	4,925	5,615,190
Iowa Student Loan Liquidity Corp., RB, Senior, Series A-2, AMT:
5.60%, 12/01/26	1,440	1,648,814
5.70%, 12/01/27	1,440	1,651,810
5.80%, 12/01/29	970	1,108,312
5.85%, 12/01/30	1,010	1,152,420

		11,176,546

Kentucky – 0.7%
Kentucky State Property & Buildings Commission, Refunding RB, Project No. 93 (AGC),
5.25%, 2/01/29	2,000	2,299,880

Louisiana – 1.1%
Louisiana Public Facilities Authority, Refunding RB, Christus Health, Series B (AGC),
6.50%, 7/01/30	1,150	1,364,636
Parish of St. Charles Louisiana Gulf Opportunity Zone, RB, Valero Energy Corp. Project,
4.00%, 12/01/40(e)	1,370	1,511,274
Parish of St. John the Baptist Louisiana, RB, Marathon Oil Corp., Series A,
5.13%, 6/01/37	600	641,100

		3,517,010

Maine – 0.1%
Maine State Housing Authority, Refunding RB, Series B-1, AMT,
4.25%, 11/15/27	290	302,743

Massachusetts – 3.4%
Massachusetts HFA, RB, S/F Housing, Series 128, AMT (AGM),
4.88%, 12/01/38(e)	1,620	1,669,831
Massachusetts HFA, Refunding RB, Series C, AMT:
5.00%, 12/01/30	5,000	5,360,800
5.35%, 12/01/42	975	1,051,908
Massachusetts Water Resources Authority, Refunding RB, Series A (NPFGC),
5.00%, 8/01/34	2,700	3,100,329

		11,182,868

Michigan – 4.9%
City of Detroit Michigan, RB, Second Lien, Series B (AGM):
6.25%, 7/01/36	350	408,376
7.00%, 7/01/36	200	242,342
City of Detroit Michigan, Refunding RB, Second Lien (BHAC):
Series E, 5.75%, 7/01/31	2,200	2,539,570
System, Series A, 5.50%, 7/01/36	4,500	5,041,755
Lansing Board of Water & Light Utilities System, RB, Series A,
5.50%, 7/01/41	1,700	2,014,007
Michigan State Building Authority, Refunding RB, Facilities Program:
Series I-A, 5.38%, 10/15/41	600	691,056
Series II-A, 5.38%, 10/15/36	1,000	1,165,730
Series II-A (AGM), 5.25%, 10/15/36	1,900	2,201,644
Michigan State HDA, RB, Series C, AMT,
5.50%, 12/01/28	860	931,578
Michigan Strategic Fund, Refunding RB, Detroit Edison Co. Project, Series A, AMT (Syncora),
5.50%, 6/01/30	1,000	1,011,620

		16,247,678

Minnesota – 0.7%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC),
6.50%, 11/15/38	1,800	2,210,778

BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JANUARY 31, 2013	3

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Mississippi – 0.2%
Medical Center Educational Building Corp., RB, Series A,
5.00%, 6/01/41	$640	$727,859

Nebraska – 0.9%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3,
5.25%, 9/01/37	2,650	2,995,163

Nevada – 2.6%
City of Carson City Nevada, RB, Carson-Tahoe Hospital Project, Series A (Radian),
5.50%, 9/01/13(c)	2,650	2,729,341
County of Clark Nevada, ARB:
Las Vegas-McCarran International Airport, Series A (AGC), 5.25%, 7/01/39	1,700	1,913,537
Subordinate Lien, Series A-2 (NPFGC), 5.00%, 7/01/30	1,250	1,307,575
Subordinate Lien, Series A-2 (NPFGC), 5.00%, 7/01/36	2,700	2,827,845

		8,778,298

New Jersey – 3.1%
New Jersey EDA, RB:
Cigarette Tax (Radian), 5.50%, 6/15/14(c)	85	91,087
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	6,700	7,078,483
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT:
5.50%, 12/01/25	500	568,960
5.50%, 12/01/26	350	395,703
5.75%, 12/01/28	200	226,772
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A (NPFGC),
5.75%, 6/15/25	1,400	1,816,668

		10,177,673

New York – 3.3%
Hudson New York Yards Infrastructure Corp., RB, Series A,
5.75%, 2/15/47	610	727,919
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-4,
5.50%, 1/15/33	3,035	3,546,853
New York HFA, RB, Affordable Housing, Series B,
5.30%, 11/01/37	2,835	2,998,097
New York State Thruway Authority, Refunding RB, Series I,
5.00%, 1/01/37	1,820	2,064,790
Port Authority of New York & New Jersey, Refunding RB, Consolidated Bonds, Series 172, AMT,
4.50%, 4/01/37	1,460	1,591,517

		10,929,176

North Carolina – 0.2%
North Carolina Medical Care Commission, RB, Novant Health Obligation, Series A,
4.75%, 11/01/43	520	556,468

Ohio – 0.5%
County of Allen Ohio, Refunding RB, Hospital Facilities, Catholic Health Partners, Series A,
5.00%, 5/01/42	650	727,532
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A,
6.50%, 11/15/37	460	578,280
Kent State University, RB, General Recipts, Series A,
5.00%, 5/01/37	370	421,038

		1,726,850

Pennsylvania – 1.4%
Pennsylvania Turnpike Commission, RB, Subordinate, Special Motor License Fund:
6.00%, 12/01/36	500	616,570
5.50%, 12/01/41	2,245	2,615,380
Philadelphia School District, GO, Series E,
6.00%, 9/01/38	1,300	1,514,851

		4,746,801

Puerto Rico – 3.7%
Puerto Rico Sales Tax Financing Corp., RB:
5.75%, 8/01/37	620	670,146
6.38%, 8/01/39	3,000	3,375,060
5.50%, 8/01/42	350	373,198
6.00%, 8/01/42	2,500	2,750,675
Puerto Rico Sales Tax Financing Corp., Refunding RB:
CAB, Series A (NPFGC), 5.60%, 8/01/41(a)	10,000	2,073,200
CAB, Series C, 5.56%, 8/01/38(a)	4,070	1,005,209
CAB, Series C, 5.57%, 8/01/39(a)	5,000	1,166,000
First Sub-Series C, 6.00%, 8/01/39	725	807,229

		12,220,717

South Carolina – 1.2%
South Carolina Jobs EDA, Refunding RB, Palmetto Health, Series A (AGM),
6.50%, 8/01/39	100	122,552
South Carolina Transportation Infrastructure Bank, RB, Series A,
5.25%, 10/01/40	3,420	3,868,430

		3,990,982

4	BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JANUARY 31, 2013

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Tennessee – 0.4%
Memphis Center City Revenue Finance Corp., RB, Subordinate, Pyramid & Pinch District, Series B (AGM),
5.25%, 11/01/30	$1,000	$1,171,980

Texas – 12.5%
Dallas-Fort Worth International Airport Facilities Improvement Corp., RB:
Series A, AMT (NPFGC), 5.50%, 11/01/33	5,000	5,086,900
Series H, AMT, 5.00%, 11/01/37	3,500	3,820,845
Lone Star College System, GO,
5.00%, 8/15/33	3,000	3,473,040
Mansfield ISD Texas, GO, School Building (PSF-GTD),
5.00%, 2/15/33	1,065	1,207,231
Midland County Fresh Water Supply District No 1, RB, City of Midland Project, Series A,
4.48%, 9/15/36(a)	1,850	648,980
North Texas Tollway Authority, Refunding RB, First Tier:
Series A, 6.00%, 1/01/28	2,415	2,863,997
System (NPFGC), 5.75%, 1/01/40	3,600	4,139,856
System, Series K-1 (AGC), 5.75%, 1/01/38	3,400	3,842,340
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing and Expansion Project:
4.00%, 9/15/42	5,620	5,721,497
CAB, 4.58%, 9/15/35(a)	2,275	816,111
CAB, 4.66%, 9/15/36(a)	3,875	1,305,449
CAB, 4.72%, 9/15/37(a)	17,775	5,640,363
Texas Municipal Gas Acquisition & Supply Corp. III, RB:
5.00%, 12/15/28	930	1,017,187
5.00%, 12/15/29	1,030	1,123,905
Texas Transportation Commission, Refunding RB, Central Texas Turnpike System, First Tier, Series A,
4.00%, 8/15/38	910	910,701

		41,618,402

Vermont – 0.4%
Vermont HFA, Refunding RB, Multiple Purpose, Series C, AMT (AGM),
5.50%, 11/01/38(e)	1,375	1,465,296

Washington – 2.0%
Central Puget Sound Regional Transit Authority, RB, Series A,
5.00%, 11/01/36	1,400	1,593,998
Washington Health Care Facilities Authority, RB:
Multicare Health System, Series A, 5.00%, 8/15/44	835	924,395
Providence Health & Services, Series A, 5.00%, 10/01/39	1,000	1,090,330
Providence Health & Services, Series A, 5.25%, 10/01/39	550	613,096
Washington Health Care Facilities Authority, Refunding RB, Providence Health & Services:
Series A, 5.00%, 10/01/42	205	230,562
Series D (AGM), 5.25%, 10/01/33	2,000	2,207,560

		6,659,941

Wisconsin – 0.5%
Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group,
5.00%, 11/15/33	1,200	1,360,920
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert Health, Inc. Obligated Group, Series A,
5.00%, 4/01/42	415	466,385

		1,827,305

Total Municipal Bonds – 106.8%		354,200,540

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts(d)
Arizona – 1.0%
Phoenix Arizona Civic Improvement Corp., RB, Junior Lien, Series A,
5.00%, 7/01/34	1,000	1,166,680
Salt River Project Agricultural Improvement & Power District, RB, Series A,
5.00%, 1/01/38	1,750	1,991,132

		3,157,812

California – 3.3%
Los Angeles Community College District California, GO, Election of 2001 (AGM),
5.00%, 8/01/32	4,330	4,951,745
Los Angeles Community College District California, GO, Refunding, Election of 2008,
6.00%, 8/01/33	1,699	2,126,779
San Diego Community College District California, GO, Election of 2002,
5.25%, 8/01/33	359	436,325

BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JANUARY 31, 2013	5

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts(d)	Par (000)	Value
California (concluded)
San Diego County Water Authority, COP, Refunding, Series 2008-A (AGM),
5.00%, 5/01/33	$3,030	$3,424,991

		10,939,840

Colorado – 0.3%
Colorado Health Facilities Authority, Refunding RB, Series A,
5.50%, 7/01/34(f)	780	892,823

District of Columbia – 1.7%
District of Columbia, RB, Series A,
5.50%, 12/01/30(f)	855	1,043,915
District of Columbia Water & Sewer Authority, Refunding RB, Series A,
6.00%, 10/01/35(f)	1,580	1,918,141
Metropolitan Washington Airports Authority, Refunding ARB, System, Series A, AMT,
5.00%, 10/01/30	2,190	2,513,485

		5,475,541

Florida – 12.5%
City of Tallahassee Florida, RB, Energy System (NPFGC),
5.00%, 10/01/37	4,000	4,403,560
County of Miami-Dade Florida, RB, Water & Sewer System (AGM),
5.00%, 10/01/39	6,901	7,724,139
County of Miami-Dade Florida, Refunding RB, Transit System, Sales Surtax,
5.00%, 7/01/42	1,540	1,733,116
County of Seminole Florida, Refunding RB, Series B (NPFGC),
5.25%, 10/01/31	4,200	5,437,446
Florida State Board of Education, GO, Series D,
5.00%, 6/01/37(f)	1,189	1,361,414
Highlands County Health Facilities Authority, RB, Adventist, Series C,
5.25%, 11/15/36(e)	4,000	4,435,080
Miami-Dade County Expressway Authority, Refunding RB, Series A (AGC),
5.00%, 7/01/35	2,100	2,358,069

Orange County School Board, COP, Series A:
(AGC), 5.50%, 8/01/34	3,394	3,926,164
(NPFGC), 5.00%, 8/01/31	9,000	9,991,440

		41,370,428

Hawaii – 1.6%
Honolulu City & County Board of Water Supply, RB, Series A (NPFGC),
5.00%, 7/01/14(c)	5,000	5,334,150

Illinois – 9.9%
City of Chicago Illinois, RB, Series A (AGC),
5.00%, 1/01/38	4,000	4,257,600
City of Chicago Illinois, Refunding RB:
Sales Tax Revenue, Series A, 5.00%, 1/01/41	700	784,938
Second Lien (AGM), 5.25%, 11/01/33	2,549	2,946,575
Illinois State Toll Highway Authority, RB, Series B,
5.50%, 1/01/33	3,499	3,984,003
Metropolitan Pier & Exposition Authority, RB, McCormick Place Expansion Project, Series A,
5.00%, 6/15/42	1,630	1,838,273
Metropolitan Pier & Exposition Authority, Refunding RB,
4.25%, 6/15/42(f)	4,000	4,168,560
Regional Transportation Authority, RB (NPFGC),
6.50%, 7/01/26	10,000	13,703,648
State of Illinois, RB, Build Illinois, Series B,
5.25%, 6/15/34(f)	1,130	1,294,374

		32,977,971

Louisiana – 1.5%
State of Louisiana Gas & Fuels, RB, Series A (AGM),
5.00%, 5/01/36	4,600	5,120,214

Massachusetts – 2.4%
Massachusetts School Building Authority, RB, Series A:
5.00%, 8/15/15(c)	927	1,066,970
5.00%, 8/15/30	6,268	6,848,952

		7,915,922

Michigan – 1.2%
Michigan Finance Authority, Refunding RB, Trinity Health,
5.00%, 12/01/39	3,700	4,121,393

Nevada – 1.7%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center,
6.00%, 4/01/39(f)	3,298	3,847,358
Clark County Water Reclamation District, GO, Series B,
5.75%, 7/01/34	1,574	1,939,626

		5,786,984

New Jersey – 0.5%
New Jersey Transportation Trust Fund Authority, RB, Series B,
5.25%, 6/15/36	1,580	1,811,186

New York – 2.3%
New York City Municipal Water Finance Authority, RB, Fiscal 2009, Series A,
5.75%, 6/15/40	1,050	1,251,924
New York State Dormitory Authority, ERB, Series B,
5.75%, 3/15/36	1,005	1,219,186

6	BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JANUARY 31, 2013

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts(d)	Par (000)	Value
New York (concluded)
Port Authority of New York & New Jersey, Refunding RB, Construction One Hundred Forty-Third, AMT,
5.00%, 10/01/30	$3,500	$3,825,605
Triborough Bridge & Tunnel Authority, RB, General, Series A-2,
5.25%, 11/15/34(f)	1,200	1,430,964

		7,727,679

Ohio – 0.2%
State of Ohio, RB, Cleveland Clinic Health, Series B,
5.50%, 1/01/34	500	573,125

Puerto Rico – 0.3%
Puerto Rico Sales Tax Financing Corp., Refunding RB, Series C,
5.25%, 8/01/40	1,040	1,131,354

South Carolina – 2.4%
Charleston Educational Excellence Finance Corp., RB, Charleston County School (AGC):
5.25%, 12/01/28	2,725	3,014,422
5.25%, 12/01/29	2,425	2,677,564
5.25%, 12/01/30	880	965,958
South Carolina State Public Service Authority, Refunding RB, Santee Cooper, Series A,
5.50%, 1/01/38(f)	1,125	1,302,154

		7,960,098

South Dakota – 0.1%
South Dakota HDA, Refunding RB, Homeownership, Series K,
5.05%, 5/01/36	249	255,166

Texas – 4.4%
Clear Creek ISD Texas, GO, Refunding, School Building (PSF-GTD),
5.00%, 2/15/33	1,900	2,149,755
Cypress-Fairbanks ISD, GO, Refunding, Schoolhouse (PSF-GTD),
5.00%, 2/15/32	5,250	5,951,137
Harris County Cultural Education Facilities Finance Corp., RB, Texas Children’s Hospital Project,
5.50%, 10/01/39	4,000	4,716,400
North East ISD Texas, GO, School Building, Series A (PSF-GTD),
5.00%, 8/01/37(f)	1,400	1,604,302

		14,421,594

Virginia – 0.1%
Fairfax County IDA Virginia, Refunding RB, Health Care, Inova Health System, Series A,
5.50%, 5/15/35	300	345,419

Wisconsin – 1.1%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc.,
5.25%, 4/01/39(f)	3,250	3,612,034

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 48.5%		160,930,733

Total Long-Term Investments (Cost – $465,395,063) – 155.3%		515,131,273

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund,
0.01%(g)(h)	5,961,325	5,961,325

Total Short-Term Securities (Cost – $5,961,325) – 1.8%		5,961,325

Total Investments (Cost – $471,356,388*) – 157.1%		521,092,598
Other Assets Less Liabilities – 1.0%		3,351,716
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (23.0)%		(76,238,783)
VMTP Shares, at Liquidation Value – (35.1)%		(116,500,000)

Net Assets Applicable to Common Shares – 100.0%		$331,705,531

BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JANUARY 31, 2013	7

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT)

*	As of January 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$396,064,453

Gross unrealized appreciation	$50,015,210
Gross unrealized depreciation	(1,188,628)

Net unrealized appreciation	$48,826,582

Notes to Schedule of Investments

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(c)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(e)	Variable rate security. Rate shown is as of report date.

(f)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements is $9,781,885.

(g)	Investments in issuers considered to be an affiliate of the Fund during the period ended January 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2012	Net Activity	Shares Held at January 31, 2013	Income
FFI Institutional Tax-Exempt Fund	9,148,110	(3,186,785)	5,961,325	$884

(h)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGC	Assured Guaranty Corp.
	AGM	Assured Guaranty Municipal Corp.
	AMBAC	American Municipal Bond Assurance Corp.
	AMT	Alternative Minimum Tax (subject to)
	ARB	Airport Revenue Bonds
	BHAC	Berkshire Hathaway Assurance Corporation
	CAB	Capital Appreciation Bonds
	COP	Certificates of Participation
	EDA	Economic Development Authority
	ERB	Education Revenue Bonds
	GARB	General Airport Revenue Bonds
	GO	General Obligation Bonds
	HDA	Housing Development Authority
	HFA	Housing Finance Agency
	IDA	Industrial Development Authority
	ISD	Independent School District
	NPFGC	National Public Finance Guarantee Corp.
	PSF-GTD	Permanent School Fund Guaranteed
	RB	Revenue Bonds
	Radian	Radian Financial Guaranty
	S/F	Single-Family
	Syncora	Syncora Guarantee

8	BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JANUARY 31, 2013

Schedule of Investments (concluded)	BlackRock MuniYield Quality Fund II, Inc. (MQT)

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of January 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	–	$515,131,273	–	$515,131,273
Short-Term Securities	$5,961,325	–	–	5,961,325

Total	$5,961,325	$515,131,273	–	$521,092,598

[1]	See above Schedule of Investments for values in each state or political sub-division.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of January 31, 2013, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
Bank overdraft	–	$(108,361)	–	$(108,361)
TOB trust certificates	–	(76,201,563)	–	(76,201,563)
VMTP shares	–	(116,500,000)	–	(116,500,000)

Total	–	$(192,809,924)	–	$(192,809,924)

There were no transfers between levels during the period ended January 31, 2013.

BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JANUARY 31, 2013	9

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Quality Fund II, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniYield Quality Fund II, Inc.

Date: March 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniYield Quality Fund II, Inc.

Date: March 26, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock MuniYield Quality Fund II, Inc.

Date: March 26, 2013